Segment information	6 Months Ended
Jun. 30, 2025
Segment Reporting [Abstract]
Segment information

Note 16 – Segment information

The Company operates as one operating segment, which primarily focuses on platform subscription fee, platform services, managed activations, and professional services. The Company’s chief executive officer is the chief operating decision-maker (“CODM”), manages and allocates resources to the operations of the Company on an entity-wide basis based on the U.S. and International (Singapore, Malaysia, Vietnam and India).

Disaggregated information of revenues by services is as follows:

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Platform subscription fee	$1,219,089	$2,260,744
Platform services	1,599,347	3,140,050
Managed activations and professional services	7,945	96,624
Total revenues	$2,826,381	$5,497,418

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
U.S.	$2,538,797	$5,354,683
International	287,584	142,735
Total revenues	$2,826,381	$5,497,418

In addition, the key measure of segment profitability that the CODM uses to allocate resources and assess performance is net loss, as reported on the statements of operations. The following table presents the significant revenue and expense categories of the Company’s single operating segment:

	For the Six Months Ended
	June 30, 2025	June 30, 2024
	US$	US$
Revenue	$2,826,381	$5,497,418
Media costs	(1,433,488)	(2,973,455)
Data costs	(475,048)	(687,358)
Infrastructure costs	(622,840)	(676,410)
Salary and benefits costs	(2,282,661)	(2,256,910)
Amortization of capitalized software development costs	(382,931)	(401,555)
Other cost of revenue	(5,167)	(33,757)
Other platform operations expenses	(269,416)	(264,160)
Other sales and marketing expenses	(179,701)	(273,637)
Other technology and development expenses	(203,054)	(201,199)
Other general and administrative expenses	(600,020)	(537,891)
Other segment expenses (income)	(915,365)	(110,832)
Provision for income taxes	(74,763)	(16,248)
Net loss	$(4,618,073)	$(2,935,994)